SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 72,147	$ 205,780	$ 473,330
Increase/ (Decrease), Contract with Customer Liability	(133,633)	(267,550)
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	24,350	29,175	39,591
Increase/ (Decrease), Contract with Customer Liability	(4,825)	(10,416)
Advanced Customer Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	309,718	277,867	$ 255,884
Increase/ (Decrease), Contract with Customer Liability	$ 31,851	$ 21,983